VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2019
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 25. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs is as follows:

	June 30, 2018	June 30, 2019	June 30, 2019
	RMB	RMB	U.S. Dollars
ASSETS
Current Assets
Cash and cash equivalents	¥7,336,672	¥444,763	$64,770
Notes receivable	3,995,962	3,073,680	447,615
Trade accounts receivable, net	24,254,007	71,945,194	10,477,252
Purchase advances, net	12,654,546	1,343,576	195,663
Other assets	14,281,461	16,578,876	2,414,353
Total current assets	62,522,648	93,386,089	13,599,653

Non-current assets	20,966,716	38,591,721	5,620,044
Total Assets	¥83,489,364	¥131,977,810	$19,219,697

LIABILITIES
Trade accounts payable	¥8,754,347	¥14,089,293	$2,051,799
Taxes payable	278,184	2,027,076	295,200
Other liabilities	14,730,356	23,514,531	3,424,380
Total current liabilities	23,762,887	39,630,900	5,771,379

Non-current liabilities	8,943,834	8,196,204	1,193,599
Total Liabilities	¥32,706,721	¥47,827,104	$6,964,978

The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2017 includes revenues of ¥60,054,462, operating expenses of ¥18,074,743, and net loss of ¥2,757,013. The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2018 includes revenues of ¥84,712,046, operating expenses of ¥22,441,733, and net loss of ¥22,734,249. The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2019 includes revenues of ¥102,384,327  ($14,910,049), operating expenses of ¥21,501,642  ($3,131,246), and net income of ¥3,897,110 ($567,529).